SCHEDULE OF OPTION ACTIVITY (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares
Share Capital Warrants And Options
Outstanding, beginning of the period | shares	10,407,044	2,995,794
Weighted Average Exercise Price, Outstanding, beginning of the period | $ / shares	$ 1.10	$ 1.33
Number of shares outstanding, Issued | shares	3,833,277	8,827,250
Weighted average exercise price outstanding options, Issued | $ / shares	$ 1.75	$ 1.16
Number of options outstanding, Exercised | shares		(1,416,000)
Weighted average exercise price outstanding options, Exercised | $ / shares		$ 0.46
Outstanding, end of the period | shares	14,240,321	10,407,044
Weighted Average Exercise Price, Outstanding, end of the period | $ / shares	$ 1.28	$ 1.10